Fair Value Measurements - Summary Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail)	Jan. 26, 2021 USD ($)
Liabilities:
Warrant Liability	$ 54,821,479
Fair Value, Recurring | Public Warrants | Level 3
Liabilities:
Warrant Liability	36,429,930
Fair Value, Recurring | Private Placement Warrants | Level 3
Liabilities:
Warrant Liability	18,391,549
Fair Value, Recurring | Forward Purchase Agreement [Member] | Level 3
Liabilities:
FPA Liability	$ 3,752,168